Management of Financial Risks - Fair value (Details) € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Financial Assets
Other long-term receivables	€ 1,166		€ 173
Trade and other receivables	5,970		3,238
Other current assets	1,318		1,284
Cash and cash equivalents	21,610		17,888	€ 135,509	€ 92,300
Financial Assets	36,138	$ 34.4	76,968
Financial liabilities
Financial debt	13,474		13,971
Trade and other payables	11,240		10,152
Carrying value
Financial Assets
Other long-term receivables	1,166		173
Trade and other receivables	5,627		3,237
Foreign currency swaps	343		1
Other current assets	1,318		1,284
Cash and cash equivalents	21,610		17,888
Financial Assets	36,138		76,968
Financial liabilities
Financial debt	63		146
Foreign currency swaps	90		10
Recoverable cash advances	8,674		8,431
Trade and other payables	11,150		10,142
Fair value
Financial Assets
Other long-term receivables	1,166		173
Trade and other receivables	5,627		3,237
Foreign currency swaps	343		1
Other current assets	1,318		1,284
Cash and cash equivalents	21,610		17,888
Financial Assets	36,138		76,968
Financial liabilities
Financial debt	60		138
Foreign currency swaps	90		10
Recoverable cash advances	8,674		8,431
Trade and other payables	€ 11,150		€ 10,142